SOFTWARE	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
SOFTWARE
SOFTWARE

NOTE 5 – SOFTWARE

Balance, June 30, 2020	$21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	75,750
Additions	243,650
Depreciation	-
Balance, March 31, 2022	$319,400

As at March 31, 2022, the software is not yet being used or generating revenue and therefore no depreciation has been recorded.

NOTE 5 – SOFTWARE

Balance, September 6, 2019 (Date of Inception)	$-
Additions	21,500
Depreciation	-
Balance, June 30, 2020	21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	$75,750

As at June 30, 2021 and 2020, the software is not in use and no depreciation has been recorded for the periods then ended.